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February 17, 2006


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

Enclosed is the 29th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purposes of this Amendment are to: (1) amendments to Vanguard Mid-Cap Growth Fund's investment advisory arrangements (Vanguard Mid-Cap Growth Fund is a series of the Trust) ; and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on April 18, 2006. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate the same effective date we have requested for this 485(a) filing.

Please contact me at (610)669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Judith L. Gaines
Associate Counsel


The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esquire
  U.S. Securities & Exchange Commission